Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1.1	$ 1.4